CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 165,186	$ 11,912
Accounts receivable, net	927,381	868,948
Due from related party	0	0
Prepaid expenses and other current assets	71,917	76,185
TOTAL CURRENT ASSETS	1,164,485	957,045
NON-CURRENT ASSETS:
Property and equipment, net	721,504	743,282
Operating lease right-of-use assets	461,618	496,685
Patents, net	215,392	253,663
Goodwill	156,883	0
Investment in related party	0	1,500,000
Other assets, net	254,248	161,677
Intangible assets, net	24,770	0
TOTAL NON-CURRENT ASSETS	1,834,415	3,155,307
TOTAL ASSETS	2,998,900	4,112,353
CURRENT LIABILITIES:
Accounts payable and accrued expenses	17,845,825	15,663,273
Convertible notes, net	0	120,925
Notes payable, current	2,491,691	1,923,868
Derivative liability	0	108,958
Loan payable, current	571,565	570,487
Loan payable, related party	361,747	361,747
Secured debenture, current	277,575	183,208
Operating lease liabilities - current	80,400	80,400
Other current liabilities	70,967	70,461
TOTAL CURRENT LIABILITIES	21,699,770	19,083,326
NON-CURRENT LIABILITIES:
Secured debenture	832,725	916,042
Loan payable	291,967	291,968
Operating lease liabilities - non-current	459,709	496,335
TOTAL NON-CURRENT LIABILITIES	1,584,401	1,704,345
TOTAL LIABILITIES	23,284,171	20,787,671
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 10,301,957,534 and 8,100,117,720 shares issued as of September 30, 2024 and December 31, 2023, respectively.	1,030,197	798,346
Treasury stock at cost, 100,000 shares at September 30, 2024 and December 31, 2023	(1,000)	(1,000)
Additional paid-in capital	50,853,864	49,733,618
Common Stock to be issued	5,555	205,000
Non-controlling interests	1,211,812	1,217,410
Accumulated other comprehensive income (loss)	(2,475,811)	(1,253,356)
Accumulated deficit	(70,910,772)	(67,376,221)
TOTAL STOCKHOLDERS' DEFICIT	(20,285,271)	(16,675,319)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,998,900	4,112,353
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	$ 883	$ 883